Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	$ 9,584		$ 10,189	$ 10,299	$ 10,441	$ 10,999	$ 11,322	$ 11,959	$ 11,041	$ 10,942	$ 11,331	$ 11,388
C000001501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,651	10,784	10,950	11,566	11,919	12,618	11,671	11,591	12,025	12,107
C000001497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,668	10,693	10,919	11,684	12,062	12,702	11,961	11,714	12,205	12,210
C000001490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		10,109	10,192	10,297	10,807	11,232	11,736	10,990	10,875	11,235	11,332
C000001493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,576	10,686	10,811	11,369	11,842	12,409	11,640	11,535	11,950	12,066
C000001494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,583		10,204	10,203	10,391	11,110	11,446	12,026	11,302	11,046	11,488	11,472
C000001489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,582	10,780	10,956	11,520	11,752	12,566	11,679	11,560	11,988	12,142
C000001486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		10,115	10,282	10,436	10,948	11,144	11,893	11,029	10,906	11,274	11,410
C000001474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		10,175	10,261	10,419	11,010	11,357	11,976	11,082	10,968	11,361	11,429
C000001477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,637	10,749	10,938	11,583	11,974	12,640	11,724	11,627	12,067	12,162
C000001478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,579		10,231	10,309	10,509	11,122	11,569	12,141	11,259	11,189	11,544	11,645
C000001481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,709	10,809	11,048	11,712	12,197	12,827	11,920	11,867	12,267	12,396
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,571	10,738	10,873	11,532	11,979	12,542	11,793	11,815	12,155	12,452
Lipper Virginia Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Virginia Municipal Debt Funds Classification Average
S And P Municipal Bond Virginia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Virginia Index
Accumulated Value	10,000		10,567	10,759	10,835	11,443	11,990	12,373	11,673	11,668	11,961	12,268
S And P Municipal Bond Pennsylvania Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Accumulated Value	10,000		10,583	10,756	10,921	11,631	12,094	12,691	11,926	11,903	12,248	12,589
Lipper Pennsylvania Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Pennsylvania Municipal Debt Funds Classification Average
S And P Municipal Bond New Mexico Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond New Mexico Index
Accumulated Value	10,000		10,427	10,586	10,629	11,157	11,621	11,954	11,385	11,390	11,638	12,087
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Maryland Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Maryland Index
Accumulated Value	10,000		10,469	10,633	10,681	11,270	11,756	12,125	11,427	11,453	11,683	12,049
Lipper Maryland Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Maryland Municipal Debt Funds Classification Average
S And P Municipal Bond Colorado Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Colorado Index
Accumulated Value	10,000		10,650	10,837	11,045	11,759	12,201	12,906	12,098	12,126	12,548	12,937
S And P Municipal Bond Arizona Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Arizona Index
Accumulated Value	$ 10,000		$ 10,546	$ 10,697	$ 10,803	$ 11,424	$ 11,832	$ 12,370	$ 11,693	$ 11,655	$ 12,039	$ 12,365